Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	$ 74,907	$ 71,011
Taxes payable	4,123	19,182
Accrued expenses	112,675	105,141
Accounts payable and accrued liabilities	$ 191,705	$ 195,334